CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues
Product sales	$ 8,595,000,000	$ 9,536,000,000	$ 10,292,000,000
Other revenues	129,000,000	138,000,000	155,000,000
Total revenues	8,724,000,000	9,674,000,000	10,447,000,000
Expenses
Cost of goods sold (exclusive of amortization and impairments of intangible assets)	2,506,000,000	2,572,000,000	2,532,000,000
Cost of other revenues	42,000,000	39,000,000	53,000,000
Selling, general and administrative	2,582,000,000	2,810,000,000	2,700,000,000
Research and development	361,000,000	421,000,000	334,000,000
Amortization of intangible assets	2,690,000,000	2,673,000,000	2,257,000,000
Goodwill impairments	312,000,000	1,077,000,000	0
Asset impairments	714,000,000	422,000,000	304,000,000
Restructuring and integration costs	52,000,000	132,000,000	362,000,000
Acquired in-process research and development costs	5,000,000	34,000,000	106,000,000
Acquisition-related contingent consideration	(289,000,000)	(13,000,000)	(23,000,000)
Other (income) expense, net	(353,000,000)	73,000,000	295,000,000
Total expenses	8,622,000,000	10,240,000,000	8,920,000,000
Operating income (loss)	102,000,000	(566,000,000)	1,527,000,000
Interest income	12,000,000	8,000,000	4,000,000
Interest expense	(1,840,000,000)	(1,836,000,000)	(1,563,000,000)
Loss on extinguishment of debt	(122,000,000)	0	(20,000,000)
Foreign exchange and other	107,000,000	(41,000,000)	(103,000,000)
Loss before (benefit from) provision for income taxes	(1,741,000,000)	(2,435,000,000)	(155,000,000)
(Benefit from) provision for income taxes	(4,145,000,000)	(27,000,000)	133,000,000
Net income (loss)	2,404,000,000	(2,408,000,000)	(288,000,000)
Less: Net income attributable to noncontrolling interest	0	1,000,000	4,000,000
Net income (loss) attributable to Valeant Pharmaceuticals International, Inc.	$ 2,404,000,000	$ (2,409,000,000)	$ (292,000,000)
Earnings (loss) per share attributable to Valeant Pharmaceuticals International, Inc.
Basic (in dollars per share)	$ 6.86	$ (6.94)	$ (0.85)
Diluted (in dollars per share)	$ 6.83	$ (6.94)	$ (0.85)
Weighted-average common shares
Basic (in shares)	350.2	347.3	342.7
Diluted (in shares)	351.8	347.3	342.7